Annual Fund Operating Expenses - Institutional Z - Harding Loevner Institutional Emerging Markets Portfolio - Institutional Class Z	Feb. 28, 2021
Operating Expenses:
Management Fees	1.11%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.19%
Fee Waiver and/or Expense Reimbursement	(0.08%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11%	[1]

[1]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for their other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed the applicable contractual management fee, currently 1.15% on the first $1 billion of average daily net assets, 1.13% on the next $1 billion, 1.11% on the next $1 billion, and 1.09% for average daily net assets over $3 billion, through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.